John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

June 17, 2013 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE: Proxy Statement on Schedule 14A for PFS Funds (the “Trust”) (File Nos. 811-09781 and 333-94671)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, on behalf of its series Outfitter Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve an investment management agreement with respect to the Fund between Outfitter Financial Corp. and the Trust.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely, /s/ John H. Lively John H. Lively